LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 37,197	$ 37,061
Current maturities of lease liabilities	14,340	12,106
Long-term lease liability	22,857	24,955
Less than one year (0-1)
Disclosure of maturity analysis of operating lease payments [line items]
Total	14,340	12,106
One to five years (1-5)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 22,857	$ 24,955